Administrative Expenses	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Administrative Expenses
36.	ADMINISTRATIVE EXPENSES

Description	12/31/2018	12/31/2017
Maintenance, conservation and repair expenses	1,094,844	968,284
Taxes	1,109,700	1,181,146
Fees to directors and statutory audits	869,805	720,597
Security services	865,319	875,748
Electricity and communications	711,516	569,353
Other fees	678,334	580,273
Leases	398,126	368,112
Advertising and publicity	362,895	372,953
Representation, travel and transportation expenses	139,703	134,335
Insurance	74,625	73,615
Stationery and office supplies	71,306	70,626
Hired administrative services	22,212	29,494
Other	1,874,796	1,687,362

	8,273,181	7,631,898